Financial Instruments (Details) - SEK (kr) kr in Thousands	Jun. 30, 2021	Jun. 30, 2020
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Disclosure of detailed information about financial instruments [line items]
Financial assets	kr 0
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets		kr 105